Description of the Business - Schedule of Reconciliation of Changes in Stockholders Equity Deficit Relating Business Combination (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Plus: restricted cash - Forward Share Purchase Agreement	$ 4,551,750
Less: fair value of private warrants	(450,000)
Less: derivative liability on Forward Share Purchase Agreement	(80,110)
Recapitalization
Restricted Cash and Cash Equivalents Items [Line Items]
Cash - Ignyte trust and cash, net of redemptions and PIPE proceeds	13,766
Plus: restricted cash - Forward Share Purchase Agreement	4,551,750
Less: fair value of private warrants	(450,000)
Less: derivative liability on Forward Share Purchase Agreement	80,110
Less: transaction costs allocated to the Company's equity	(3,907,245)
Total	$ 128,161